Exploration Expenditures-Schedule of Company’s Exploration Expenditures By Activity (Details) - CAD ($)	12 Months Ended	15 Months Ended
	Sep. 30, 2024	Dec. 31, 2025
Schedule of Company’s Exploration Expenditures By Activity [Abstract]
Assay and analysis		$ 374,631
Community relations		326,458
Concession fees		2,053,716
Depreciation	29,608	45,384
Drilling and drilling related costs		468,478
Environmental, regulatory & permitting		63,143
Geological & geophysical investigations	322,377	48,487
Reclamation provision		76,758
Salaries, contractors & project administration	994,321	3,869,895
Site preparation, camp & field expenses	86,289	1,700,613
Studies		38,982
Total exploration expenditures	$ 1,432,595	$ 9,066,545